Convertible Notes Payable (Details Narrative 6) (USD $)	6 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333	$ 2,050,000		$ 200,000
Proceeds from convertible promissory notes	$ 6,505,274			$ 200,000
Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.